Consolidated Statement of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of comprehensive income [abstract]
Net profit	¥ 889,598	¥ 740,586	¥ 952,822
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	73,662	8,134	(154,273)
Share of other comprehensive income (loss) of associates and joint ventures	58	(462)	558
Income tax relating to items that will not be reclassified	(22,492)	(2,315)	48,550
Total items that will not be reclassified to profit or loss, net of tax	51,228	5,357	(105,165)
Available-for-sale financial assets:
Gains (losses) arising during the period, before tax	582,435	371,438	(551,572)
Reclassification adjustments for (gains) losses included in net profit, before tax	(275,038)	(109,990)	(217,529)
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	(75,409)	(24,063)	(219,904)
Reclassification adjustments for (gains) losses included in net profit, before tax	49	(4)	8
Share of other comprehensive income (loss) of associates and joint ventures	7,827	(21,140)	(14,362)
Income tax relating to items that may be reclassified	(96,246)	(80,074)	308,623
Total items that may be reclassified subsequently to profit or loss, net of tax	143,618	136,167	(694,736)
Other comprehensive income (loss), net of tax	194,846	141,524	(799,901)
Total comprehensive income	1,084,444	882,110	152,921
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	948,250	769,957	76,791
Non-controlling interests	126,472	104,224	73,357
Other equity instruments holders	¥ 9,722	¥ 7,929	¥ 2,773